14. Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	R$ 3,025,010	R$ 4,256,614
Additions	1,121,497	524,121
Disposals	(483,533)	(1,337,481)
Depreciation	(467,207)	(418,244)
Balance at end	3,195,767	3,025,010
Aircraft under finance lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	1,411,932	2,081,973
Additions	0	0
Disposals	(5,639)	(597,136)
Depreciation	(54,857)	(72,905)
Balance at end	1,351,436	1,411,932
Other Flight Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	1,405,144	1,419,596
Additions	827,658	425,218
Disposals	(135,381)	(122,487)
Depreciation	(388,779)	(317,183)
Balance at end	1,708,642	1,405,144
Advances For Acquisition Of Property, Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	87,399	623,843
Additions	263,328	71,503
Disposals	(332,007)	(607,947)
Depreciation	0	0
Balance at end	18,720	87,399
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	120,535	131,202
Additions	30,511	27,400
Disposals	(10,506)	(9,911)
Depreciation	(23,571)	(28,156)
Balance at end	R$ 116,969	R$ 120,535